SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Policies)	12 Months Ended
Dec. 31, 2022
SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES
Going concern

Going concern

The Company had an accumulated deficit of approximately $667 million as December 31, 2022 and had a net loss of approximately $5.6 million for the year ended December 31, 2022. In connection with the Company's assessment of going concern considerations in accordancewith Financial Accounting Standard Board's Accounting Standards Update (“ASU”) 2014-15. “Disclosures of Uncertainties about an Entity's Ability to Continue as a Going Concern”, the Company has incurred recurring operating losses and negative cash flows from operating activities and has an accumulated deficit, management has determined that these conditions raise substantial doubt about the Company's ability to continue as a going concern.

Although the Company was still unable to achieve better operating results in 2022, with the restructuring of the board and management in the second half of 2022, the Company secured new financing and clarified new business plans. The Company's business will include: 1) Distributed computing and storage services business, including cryptocurrency mining and distributed computing and storage services for more other application areas; 2) Digital consultation services, providing digital payment solutions, asset management, and a continued expansion into online and traditional brokerage services; 3) Blockchain technical services business, providing designing and developing digital asset transaction platforms, digital asset quantitative investment software and other innovative and derivative services based on blockchain technologies. The Company received US$3.15 million, US$5 million and US$5 million from three PIPEs in November 2022, December 2022 and  January 2023 and then received US$9 million from an unsecured convertible promissory note issued on February 2023.

In December 2022, the Company purchased a series of Web3 decentralized storage infrastructure, including cryptocurrency mining servers, cables, and other electronic devices, for an aggregate consideration of USD$5,980,000, payable in our ordinary shares, and the assets began to be used for Filecoin mining operations and the effective computing power is expected to reach 64 PiB. In January 2023, the Company entered into an asset purchase agreement to purchase 5,000 Antminer S19 PRO Bitcoin mining machines, for an aggregate consideration of USD$9,000,000. These machines will be delivered by July 10, 2023, and will be used for physical Bitcoin mining business. Despite the widespread cryptocurrency slump in 2022, based on the average price of Bitcoin and Filcoin in the first quarter of 2023, the Company is likely to see profits from Bitcoin and Filecoin physical mining in 2023. The Company are also expanding the digital advisory services team, and will step by step acquire asset management and brokerage licenses, and increase marketing efforts to gain more clients for consultation services business. What’s more, the Company will establish a new technical services team in China for futher technical services business.

Although the Company experienced significant changes in 2022, the management believes that the Company is about to embark on a period of sustained improvement. As a result, the consolidated financial statements have been prepared assuming the Company will continue as a going concern. The accompanying consolidated financial statements do not reflect any adjustments relating to the recoverability and reclassification of assets and liabilities as that might be necessary if the Company is unable to continue as a going concern.

Basis of presentation and use of estimates

Basis of presentation and use of estimates

The accompanying consolidated financial statements have been prepared in accordance with United States Generally Accepted Accounting Principles (“U.S. GAAP”).

The preparation of consolidated financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities, disclosures of contingent assets and liabilities at the balance sheet dates and the reported amounts of Revenue and expenses during the reporting periods. Significant estimates and assumptions reflected in the Group’s consolidated financial statements include, but are not limited to, allowance for credit losses, useful lives of property and equipment and intangible assets, impairment of long-lived assets, long-term investments and goodwill, the valuation of cryptocurrencies, realization of deferred tax assets, uncertain income tax positions, share-based compensation, valuation of contingent consideration from business combination and purchase price allocation for business combinations and assets acquisition. Actual results could materially differ from those estimates.

Principle of consolidation

Principle of consolidation

The consolidated financial statements of the Group include the financial statements of the Company, its subsidiaries and VIEs in which it has a controlling financial interest. The results of the subsidiaries and VIEs are consolidated from the date on which the Group obtained control and continue to be consolidated until the date that such control ceases. A controlling financial interest is typically determined when a company holds a majority of the voting equity interest in an entity. Furthermore, if the Company demonstrates that it has ability to control the VIEs through its rights to all the residual benefits of the VIEs and its obligation to fund losses of the VIEs then the entity is consolidated. All significant intercompany balances and transactions among the Company, its subsidiaries and VIEs have been eliminated on consolidation.

Reclassification	Reclassification Certain prior year amounts have been reclassified to conform to the current period presentation. These reclassifications had no impact on net earnings and financial position.
Business combinations

Business combinations

The Group accounts for its business combinations using the purchase method of accounting in accordance with ASC 805 (“ASC 805”), “Business Combinations”. The purchase method of accounting requires that the consideration transferred to be allocated to the assets, including separately identifiable assets and liabilities the Group acquired, based on their estimated fair values. The consideration transferred in an acquisition is measured as the aggregate of the fair values at the date of exchange of the assets given, liabilities incurred, and equity instruments issued as well as the contingent considerations and all contractual contingencies as of the acquisition date. Contingent consideration is recognized at its fair value on the acquisition date. A liability resulting from contingent consideration is remeasured to fair value as of each reporting date until the contingency is resolved, and subsequent changes in fair value are recognized in earnings. The costs directly attributable to the acquisition are expensed as incurred. Identifiable assets, liabilities and contingent liabilities acquired or assumed are measured separately at their fair value as of the acquisition date, irrespective of the extent of any non-controlling interests. The excess of (i) the total of cost of acquisition, fair value of the non-controlling interests and acquisition date fair value of any previously held equity interest in the acquiree over, (ii) the fair value of the identifiable net assets of the acquiree, is recorded as goodwill. If the cost of acquisition is less than the fair value of the net assets of the subsidiary acquired, the difference is recognized directly in earnings.

If investment involves the acquisition of an asset or group of assets that does not meet the definition of a business, the transaction is accounted for as an asset acquisition. An asset acquisition is recorded at cost, which includes capitalized transaction costs, and does not result in the recognition of goodwill. The cost of the acquisition is allocated to the assets acquired on the basis of relative fair values.

Discontinued operations

Discontinued operations

A disposal of a component of an entity or a group of components of an entity shall be reported in discontinued operations if the disposal represents a strategic shift that has (or will have) a major effect on an entity’s operations. Classification as a discontinued operation occurs upon disposal or when the operation meets the criteria to be classified as held for sale, if earlier. Where an operation is classified as discontinued, a single amount is presented on the face of the consolidated statements of operations. The amount of total current assets, total non-current assets, total current liabilities and total noncurrent liabilities are presented separately on the consolidated balance sheets.

Use of estimates

Use of estimates

The preparation of financial statements in conformity with US GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosures of contingent assets and liabilities at the date of the consolidated financial statements and the reported amounts of Revenue and expenses during the period. Areas where management uses subjective judgment include, but are not limited to, provision for other receivables, estimating useful lives and impairment for intangible assets, impairment of goodwill, valuation allowance for deferred tax assets and share-based compensation. Changes in facts and circumstances may result in revised estimates. Actual results could differ from those estimates, and as such, differences may be material to the consolidated financial statements.

Foreign currency

Foreign currency

The functional and reporting currency of the Company is the United States dollar (“U.S. dollars”, “US$” or “$”). The functional currency of the Company’s subsidiary, Mercurity Limited, is U.S. dollars. The functional currency of the Company’s HK subsidiaries, Ucon, is the United States dollar (“U.S. dollars”, “US$” or “$”). The functional currency of NBPay Investment limited is the United States dollar (“U.S. dollars”, “US$” or “$”). The functional currency of NBPay Fintech Pte Ltd is the United States dollar (“U.S. dollars”, “US$” or “$”). The financial records of the Group’s subsidiary and VIE located in the PRC are maintained in their local currencies, the Renminbi (“RMB”), respectively, which are also the functional currencies of these entities.

Transactions denominated in currencies other than the respective entities’ functional currencies are re-measured into the functional currencies, in accordance with Accounting Standards Codification (“ASC”) 830 (“ASC 830”) Foreign Currency Matters, at the exchange rates prevailing on the transaction dates. Monetary assets and liabilities denominated in foreign currencies are re-measured into the functional currencies at the exchange rates prevailing at the balance sheet date. All foreign exchange gains or losses are included in the consolidated statements of operations.

Assets and liabilities are translated to the reporting currency at the exchange rates at the balance sheet date, equity accounts are translated at historical exchange rates and Revenue, expenses, gains and losses are translated using the average rate for the year. Translation adjustments are reported as cumulative translation adjustments and are shown as a separate component of consolidated statements of comprehensive loss.

Cash and cash equivalents

Cash and cash equivalents

Cash and cash equivalents consist of cash on hand and demand deposits placed with banks or other financial institutions which are unrestricted as to withdrawal and use and have original maturities less than three months.

Security Deposit

Security Deposit

Security deposit is money that is given to a landlord, lender, or seller of a home or apartment as proof of intent to move in and care for the domicile.

The security deposits of the Company on the balance sheet for the year ended December 31, 2022 are the frozen funds deposited in the Company's bank account in accordance with the office rental contract, including $33,909 which can be lifted within one year and $57,300 which can be lifted in the second and third years.

Accounts receivable, net of allowance

Accounts receivable, net of allowance

Since January 1, 2020, the company adopted the new Current Expected Credit loss rule (“CECL” standard) and recognizes its estimate of expected credit losses as an allowance to its account receivable.

The Company adopted this guidance effective January 1, 2020, with no material impact on its consolidated financial statements. The Company maintains the allowance for estimated losses resulting from the inability of the Company’s customers to make required payments. The allowance represents the current estimate of lifetime expected credit losses over the remaining duration of existing accounts receivable considering current market conditions and supportable forecasts when appropriate. The estimate is a result of the Company’s ongoing evaluation of collectability, customer creditworthiness, historical levels of credit losses, and future expectations. Changes in the allowance for credit losses are recognized in general and administrative expenses. Accounts receivable are written-off against the allowance for credit losses when management deems the accounts are no longer collectible.

Allowance for credit losses related to the Company’s accounts receivable was $1,147,131 as of December 31, 2021. Due to the changes of the company's management and business team in the second half of 2021, the Company failed to collect the blockchain technical services receivable $1,092,208 from BGA FOUNDATION LTD and $54,923 from Beijing Qichi Trading Ltd. in a timely manner. At the end of 2021, the Company made provision for doubtful accounts. Meanwhile, the company is also taking legal action to recover the money.

Property and equipment, net

Property and equipment, net

Property and equipment are stated at cost and depreciated using the straight-line method over the estimated useful lives of the assets, as follows:

Category	Estimated Useful Life	Estimated Residual
Machinery and equipment	6 years	10%
Electronics and office equipment	5 years	5%

Repair and maintenance costs are charged to expense as incurred, whereas the cost of renewals and betterment that extend the useful lives of property and equipment are capitalized as additions to the related assets. Retirements, sales and disposals of assets are recorded by removing the cost and accumulated depreciation from the asset and accumulated depreciation accounts with any resulting gain or loss reflected in the consolidated statements of comprehensive loss.

Intangible assets

Intangible Assets

Intangible assets with indefinite useful life are not amortized and are tested for impairment annually or more frequently, if events or changes in circumstances indicate that they might be impaired in accordance with ASC Subtopic 350-30, Intangibles-Goodwill and Other: General Intangibles Other than Goodwill (“ASC 350-30”).

The intangible assets of the Company are cryptocurrencies which are measured at cost. The cryptocurrencies received from cryptocurrency mining operations recognize the cost of intangible assets based on the market price at the time of acquisition.

Due to the price crash of Bitcoin in 2022, the Company, out of caution, decided to change the impairment test method of Bitcoin and other cryptocurrencies from testing once or twice a year by calculating the fair value based on the average daily closing price of the past 12 months to testing every day by calculating the fair value based on the intraday low price. ASC 350-30-35-18 and ASC 350-30-35-19 call for that we should consider all circumstances that could lead to impairment of the intangible assets, take a more cautious method to test whether impairment of the intangible assets is likely to occur, and test more frequently. The intraday low price of cryptocurrencies to be utilized in calculating impairment of our cryptocurrencies held as that metric is the most accurate indicator of whether it is more likely than not that the asset is impaired.

We restated the impacted financial statements as of December 31, 2021, and for the year ended December 31, 2021, and related notes included herein to correct these changes. We recognized $1,292,568 impairment loss of intangible assets for the year ended December 31, 2021 and $3,150,966 impairment loss of intangible assets for the year ended December 31, 2022 as the restated financial statements.

Impairment of goodwill

Impairment of goodwill

The Company annually, or more frequently if the Company believes indicators of impairment exist, reviews the carrying value of goodwill to determine whether impairment may exist.

Specifically, goodwill impairment is determined using a two-step process. The first step compares the fair value of each reporting unit to its carrying amount, including goodwill. If the fair value of each reporting unit exceeds its carrying amount, goodwill is not considered to be impaired and the second step will not be required. If the carrying amount of a reporting unit exceeds its fair value, the second step compares the implied fair value of the affected reporting unit’s goodwill to the carrying value of that goodwill. The implied fair value of goodwill is determined in a manner similar to accounting for a business combination with the allocation of the assessed fair value determined in the first step to the assets and liabilities of the reporting unit. The excess of the fair value of the reporting unit over the amounts assigned to the assets and liabilities is the implied fair value of goodwill. An impairment loss is recognized for any excess in the carrying value of goodwill over the implied fair value of goodwill. Estimating fair value is performed by utilizing various valuation techniques, with the primary technique being a discounted cash flow.

The Company has determined to perform the annual impairment tests on December 31 of each year. All of the $8,107,014 goodwill as of December 31, 2020 was attributable to the acquisition of Mercurity Limited and NBPay business. Because the entire business team and core technology of Mercurity Limited and NBPay were affiliated with their China subsidiaries, the Company allocated all the goodwill to the China subsidiaries.

Due to the extremely adverse regulatory measures taken by the Chinese government in 2021 in the field of digital currency production and transaction, the Company's board of Directors decided on December 10, 2021 to divest the China subsidiaries of Mercurity Limited and NBPay controlled through VIE agreements, and the divestiture was completed on January 15, 2022.

The Company considered that Mercurity Limited and NBPay would no longer be able to carry on there original businesses after the divestiture of there China subsidiaries, and the present value of Mercurity Limited and NBPay's reestimated future operating cash flows would be nil. So the Company recognised that all of the $8,107,014 goodwill attributed to the acquisition of Mercurity Limited and NBPay had no value as of December 31, 2021.

As a result, the Company recognized the impairment loss of goodwill of $8,107,014 for the year ended December 31, 2021, which is shown as loss from discontinued operations in the consolidated income statement.

Revenue recognition

Revenue recognition

The Company generates Revenue primarily from cryptocurrency mining and consultation services in the year ended December 31, 2022.

On January 1, 2019, the Company adopted ASU No. 2014-09, Revenue from Contracts with Customers (“ASC 606”), which supersedes the revenue recognition requirements in ASC Topic 605, Revenue Recognition (“ASC 605”), using the modified retrospective transition method applied to those contracts which were not completed as of January 1, 2019. Results for reporting periods beginning after January 1, 2019 are presented under ASC 606, while prior period amounts have not been adjusted and continue to be reported in accordance with historic accounting under ASC 605. The impact of adopting the new revenue standard was not material to consolidated financial statements and there was no adjustment to beginning retained earnings on January 1, 2019.

Under ASC 606, an entity recognizes revenue as the Company satisfies a performance obligation when its customer obtains control of promised goods or services, in an amount that reflects the consideration that the entity expects to receive in exchange for those goods or services. To determine revenue recognition for arrangements that an entity determines are within the scope of ASC 606, the entity performs the following five steps: (i) identify the contract(s) with a customer; (ii) identify the performance obligations in the contract; (iii) determine the transaction price, including variable consideration, if any; (iv) allocate the transaction price to the performance obligations in the contract; and (v) recognize revenue when (or as) the entity satisfies a performance obligation. The Company only applies the five-step model to contracts when it is probable that the entity will collect the consideration to which it is entitled in exchange for the goods or services it transfers to the customer.

Once a contract is determined to be within the scope of ASC 606 at contract inception, the Company reviews the contract to determine which performance obligations it must deliver and which of these performance obligations are distinct. The Company recognizes revenue based on the amount of the transaction price that is allocated to each performance obligation when that performance obligation is satisfied or as it is satisfied.

The Company’s revenue recognition policies effective on the adoption date of ASC 606 are as follows:

Cryptocurrency mining

The Company has entered into cryptocurrency mining pools by executing contracts with the mining pool operators or executing contracts with the sharing mining service providers to provide computing power or storage capacity to the mining pool. The contracts are terminable at any time by either party and the Company’s enforceable right to compensation only begins when the Company provides computing power or storage capacity to the mining pool operator. In exchange for providing computing power or storage capacity, the Company is entitled to a fractional share of the fixed digital assets award the mining pool operator receives, for successfully adding a block to the blockchain. The Company’s fractional share is based on the proportion of computing power or storage capacity the Company contributed to the mining pool operator to the total computing power or storage capacity contributed by all mining pool participants in solving the current algorithm.

Providing computing power or storage capacity in digital asset transaction verification services is an output of the Company’s ordinary activities. The provision of such computing power or storage capacity is the only performance obligation in the Company’s contracts with mining pool operators or contracts with the sharing mining service providers. The transaction consideration the Company receives, if any, is noncash consideration, which the Company measures at fair value on the date received, which is not materially different than the fair value at contract inception or the time the Company has earned the award from the pools. The consideration is all variable. Because it is not probable that a significant reversal of cumulative revenue will not occur, the consideration is constrained until the mining pool operator successfully places a block (by being the first to solve an algorithm) and the Company receives confirmation of the consideration it will receive, at which time revenue is recognized. There is no significant financing component in these transactions.

Fair value of the digital assets award received is determined using the quoted price of the related digital assets at the time of receipt. There is currently no specific definitive guidance under US GAAP or alternative accounting framework for the accounting for digital assets recognized as revenue or held, and management has exercised significant judgment in determining the appropriate accounting treatment. In the event authoritative guidance is enacted by the FASB, the Company may be required to change its policies, which could have an effect on the Company’s consolidated financial position and results from operations.

For the year ended December 31, 2022, the Company earned $783,090 in Bitcoin mining revenue from shared mining operations and $348 in Filecoin mining revenue from physical mining operations.

Consultation services

Considering that the contents of different projects of the Company's consultation service business varies greatly, we adopt the percentage-of-completion method to measure and recognize revenue for each consultation service project.

The percentage-of-completion method recognizes income as work on a contract (or group of closely related contracts) progresses. The recognition of Revenue and profits is generally related to costs incurred in providing the services required under the contract.

On August 23, 2022, the Company signed a Consulting Agreement with a Chinese media company, pursuant to which the Company will serve as an independent contractor in order to facilitate the Client to conduct its initial public offering. As of December 31, 2022, the project was approximately 50% on schedule and the Company recognized consultation service revenue of $80,000 for the year ended December 31, 2022 in line with the completion schedule.

Technical services

For software development, the Company recognizes revenue over time as the Company’s performance creates or enhances an asset that the customer controls as the asset is created or enhanced. The Company generally recognizes revenue using an input method with revenue amounts being recognized proportionately as costs are incurred relative to the total expected costs to satisfy the performance obligation. The Company believes that costs incurred as a portion of total estimated costs is an appropriate measure of progress towards satisfaction of the performance obligation since this measure reasonably depicts the progress of the work effort.

Service other than those associated with the design, development, creation, testing, installation, configuration, integration and customization of fully operational software. It may be a service performance obligation, which is distinct from performance obligation for software development. Our services are provided to customers for a fixed amount over the contract service period and revenue is recognized on a straight-line basis over the term of the contract.

None revenue of blockchain technical services Revenue were generated in 2022.

Cost of revenue

Cost of revenue

Cryptocurrency mining

The cost of the Bitcoin shared mining operation includes the rental fee of the mining machine and the mine site, electricity and other possible operation and maintenance expenses. The cost of Bitcoin shared mining operations was recognized in 2021 in the amount of $702,679, including $563,955 for mining machines and mine leases and $138,724 for electricity. The cost of Bitcoin shared mining operations was recognized in 2022 in the amount of $1,291,784, including $1,036,741 for mining machines and mine leases and $255,043 for electricity.

The cost of the Filecoin physical mining operation includes mining machine depreciation costs, mine site lease costs (including electricity), direct labor costs and software licensing costs. The cost of Filecoin physical mining operations was recognized in 2022 in the amount of $69,817, including mining machine depreciation costs of $28,950, mine lease costs (including electricity) of $22,075, direct labor costs of $4,000, and software licensing costs of $14,792.

Consultation services

The cost of consultation services consists primarily of payroll of the consultation project team.

Sales and marketing expenses	Sales and marketing expenses Sales and marketing expenses consist primarily of project referral fees for consultation services business. These costs are expensed as incurred.
Operating leases

Operating leases

The Company determines whether an arrangement contains a lease at the inception of the arrangement. If a lease is determined to exist, the term of such lease is assessed based on the date on which the underlying asset is made available for the Company’s use by the lessor. The Company’s assessment of the lease term reflects the non-cancelable term of the lease, inclusive of any rent-free periods and/or periods covered by early-termination options which the Company is reasonably certain of not exercising, as well as periods covered by renewal options which the Company is reasonably certain of exercising. The Company also determines lease classification as either operating or finance at lease commencement, which governs the pattern of expense recognition and the presentation reflected in the consolidated statements of operations over the lease term.

For leases with a term exceeding 12 months, an operating lease liability is recorded on the Company’s consolidated balance sheet at lease commencement reflecting the present value of its fixed minimum payment obligations over the lease term. A corresponding operating lease right-of-use asset equal to the initial lease liability is also recorded, adjusted for any prepaid rent and/or initial direct costs incurred in connection with execution of the lease and reduced by any lease incentives received. For purposes of measuring the present value of its fixed payment obligations for a given lease, the Company uses its incremental borrowing rate, determined based on information available at lease commencement, as rates implicit in its leasing arrangements are typically not readily determinable. The Company’s incremental borrowing rate reflects the rate it would pay to borrow on a secured basis and incorporates the term and economic environment of the associated lease.

For the Company’s operating leases, fixed lease payments are recognized as lease expense on a straight-line basis over the lease term. For leases with a term of 12 months or less, any fixed lease payments are recognized on a straight-line basis over the lease term and are not recognized on the Company’s consolidated balance sheet as an accounting policy election. Leases qualifying for the short-term lease exception were insignificant. Variable lease costs are recognized as incurred and primarily consist of common area maintenance and utility charges not included in the measurement of right of use assets and operating lease liabilities.

The leasing activities of the Company during 2022 are all for the Company to lease the office as the lessee and the Company classified them as operating leases, among which, the Company signed a long-term lease contract with a term of about 35 months for the New York office. The Company recognized right-of-use assets and lease liabilities on the consolidated balance sheet as of December 31, 2022.

Income taxes

Income taxes

The Company follows the liability method in accounting for income taxes in accordance to ASC topic 740 (“ASC 740”), Income Taxes. Under this method, deferred tax assets and liabilities are determined based on the difference between the financial reporting and tax bases of assets and liabilities using enacted tax rates that will be in effect in the period in which the differences are expected to reverse. The Company records a valuation allowance against deferred tax assets if, based on the weight of available evidence, it is more-likely-than-not that some portion, or all, of the deferred tax assets will not be realized.

The Company applies the provision of ASC 740 to account for uncertainty in income taxes. ASC 740 clarifies the accounting for uncertainty in income taxes by prescribing the recognition threshold a tax position is required to meet before being recognized in the consolidated financial statements.

The Company has elected to classify interest and penalties related to unrecognized tax benefits, if and when required, as part of income tax expense in the consolidated statements of operations.

Share-based payments

Share-based payments

Share-based payment awards with employees are measured based on the grant date fair value of the equity instrument issued, and recognized as compensation costs using the straight-line method over the requisite service period, which is generally the vesting period of the options, with a corresponding impact reflected in additional paid-in capital. For share-based payment awards with market conditions, such market conditions are included in the determination of the estimated grant-date fair value. In the second quarter of 2017, the Company elected to early adopt ASU No. 2016-09, Compensation Stock Compensation (Topic 718): Improvement to Employee Share based Payment Accounting, to account for forfeitures as they occur. The cumulative-effect adjustment to accumulated deficits was $nil as a result of the adoption of ASU 2016-09.

A change in any of the terms or conditions of share-based payment awards is accounted for as a modification of awards. The Company measures the incremental compensation cost of a modification as the excess of the fair value of the modified awards over the fair value of the original awards immediately before its terms are modified, based on the share price and other pertinent factors at the modification date. For vested awards, the Company recognizes incremental compensation cost in the period the modification occurred. For unvested awards, the Company recognizes, over the remaining requisite service period, the sum of the incremental compensation cost and the remaining unrecognized compensation cost for the original award on the modification date.

Net loss per share

Net loss per share

Basic loss per ordinary share is computed by dividing net loss attributable to ordinary shareholders by the weighted average number of ordinary shares outstanding during the period.

Diluted loss per ordinary share reflects the potential dilution that could occur if securities were exercised or converted into ordinary shares. The Company had stock options and restricted share units, which could potentially dilute basic loss per share in the future. To calculate the number of shares for diluted loss per ordinary share, the effect of the stock options and restricted share units is computed using the treasury stock method. Potential ordinary shares in the diluted net loss per share computation are excluded in periods of losses from operations, as their effect would be anti-dilutive.

In accordance with ASC Topic 260, Earnings per Share (“ASC 260”), basic loss per share is computed by dividing net loss attributable to ordinary shareholders by the weighted average number of unrestricted ordinary shares outstanding during the year. Diluted loss per share is calculated by dividing net loss attributable to ordinary shareholders as adjusted for the effect of dilutive ordinary equivalent shares, if any, by the weighted average number of ordinary and dilutive ordinary equivalent shares outstanding during the period. Contingently issuable shares, including performance-based share awards and contingent considerations to be settled in shares, are included in the computation of basic earnings per share only when there is no circumstance under which those shares would not be issued. Contingently issuable shares are included in the denominator of the diluted loss per share calculation as of the beginning of the period or as of the inception date of the contingent share arrangement, if later, only when dilutive and when all the necessary conditions have been satisfied as of the reporting period end.

For contracts that may be settled in ordinary shares or in cash at the election of the Company, share settlement is presumed, pursuant to which incremental shares relating to the number of shares that would be required to settle the contract are included in the denominator of diluted loss per share calculation if the effect is more dilutive. For the contracts that may be settled in ordinary shares or in cash at the election of the counterparty, the more dilutive option of cash or share settlement is used for the purposes of diluted loss per share calculation, pursuant to which share settlement requires the number of shares that would be required to settle the contract be included in the denominator whereas cash settlement requires an adjustment to be made to the numerator for any changes in income or loss that would result as if the contract had been classified as an asset or a liability for accounting purposes during the period for a contract that is classified as equity for accounting purposes, if the effect is more dilutive. Ordinary equivalent shares consist of the ordinary shares issuable upon the exercise of the share options, using the treasury stock method. Ordinary share equivalents are excluded from the computation of diluted loss per share if their effects would be anti-dilutive.

Comprehensive income (loss)

Comprehensive income (loss)

Comprehensive income (loss) is defined as the decrease in equity of the Company during a period from transactions and other events and circumstances excluding transactions resulting from investments by owners and distributions to owners. Comprehensive gain (loss) is reported in the consolidated statements of comprehensive loss, including net loss and foreign currency translation adjustments, presented net of tax.

Segment reporting

Segment reporting

The Company follows ASC 280, Segment Reporting. The Company’s Chief Executive Officer or chief operating decision-maker reviews the consolidated financial results when making decisions about allocating resources and assessing the performance of the Company as a whole and hence, the Company has only one reportable segment. The Company operates and manages its business as a single segment through the provision of design, development, creation, testing, installation, configuration, integration and customization of making fully operational software based on blockchain technologies and related services. The Company’s Revenue are derived from British Virgin Islands and Asia Pacific regions, no geographical segments are presented.

Fair value

Fair value

Fair value is the price that would be received from selling an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. When determining the fair value measurements for assets and liabilities required or permitted to be recorded at fair value, the Company considers the principal or most advantageous market in which it would transact and it considers assumptions that market participants would use when pricing the asset or liability.

Authoritative literature provides a fair value hierarchy, which prioritizes the inputs to valuation techniques used to measure fair value into three broad levels. The level in the hierarchy within which the fair value measurement in its entirety falls is based upon the lowest level of input that is significant to the fair value measurement as follows:

Level 1 - inputs are based upon quoted prices for instruments traded in active markets.

Level 2 - inputs are based upon quoted prices for similar instruments in active markets, quoted prices for identical or similar instruments in markets that are not active, and model-based calculation techniques for which all significant assumptions are observable in the market or can be corroborated by observable market data for substantially the full term of the assets or liabilities.

Level 3 - inputs are generally unobservable and typically reflect management’s estimates of assumptions that market participants would use in pricing the asset or liability. The fair values are therefore determined using model-based techniques that include option pricing models, cash flow models, and similar techniques.

Fair value of financial instruments

Fair value of financial instruments

Financial instruments include cash and cash equivalents, amounts due from a related party and accounts receivable. The carrying values of cash, amounts due from a related party and accounts receivable approximate their fair values reported in the consolidated balance sheets due to the short-term maturities.

Financial assets and liabilities measured at fair value on a non-recurring basis include acquired assets and liabilities and goodwill based on Level 3 inputs in connection with business acquisitions.

Recent accounting pronouncements

Recent accounting pronouncements

As a company with less than US$1 billion in gross revenue for the last fiscal year, we qualify as an “emerging growth company” (“EGC”) pursuant to the Jumpstart Our Business Startups Act of 2012 (the “JOBS Act”). An emerging growth company may take advantage of specified reduced reporting and other requirements that are otherwise applicable generally to public companies. These provisions include a provision that an emerging growth company does not need to comply with any new or revised financial accounting standards until such date that a private company is otherwise required to comply with such new or revised accounting standards. We will take advantage of the extended transition period.

In February 2016, the FASB issued ASU2016-02, Leases (Topic 842), to increase transparency and comparability among organizations by recognizing a right-of-use asset and a lease liability for all leases with terms longer than 12 months. Leases will be classified as either operating or financing. The definition of a lease has been revised when an arrangement conveys the right to control the use of the identified asset under the arrangement which may result in changes to the classification of an arrangement as a lease. The ASU expands the disclosure requirements of lease arrangements. The guidance is effective for fiscal years beginning after December 15, 2018, including interim reporting periods within that reporting period, for public business entities. In September 2017, the FASB issued additional amendments providing clarification and implementation guidance. In January 2018, the FASB issued an update that permits an entity to elect an optional transition practical expedient to not evaluate land easements that existed or expired before the entity’s adoption of the new standard and that were not previously accounted for as leases. The provisions of ASU 2016-02 are to be applied using a modified retrospective approach. In July 2018, the FASB issued an update, which provides entities with an additional (and optional) transition method to adopt the new leases standard. Under this method, an entity initially applies the new leases standard at the adoption date and recognizes a cumulative-effect adjustment to the opening balance of retained earnings in the period of adoption. Consequently, the prior comparative period’s financials will remain the same as those previously presented. The new standard becomes effective for the Company for fiscal years beginning after December 15, 2020, and interim periods within fiscal years beginning after December 15, 2021. The standard requires a modified retrospective adoption, with early adoption permitted. The Company is currently evaluating the impact of adopting this new guidance on its consolidated financial statements. The Company as an EGC has elected to adopt the new lease standard as of the effective date applicable to non-issuers and will implement the new lease standard on January 1, 2021 using the modified retrospective method. The modified retrospective approach would not require any transition accounting for leases that expired before the earliest comparative period presented. In addition, the Company will elect the transition practical referred to as the “package of three”, that must be taken together and allows entities to (1) not reassess whether existing contracts contain leases, (2) carryforward the existing lease classification, and (3) not reassess initial direct costs associated with existing leases. The Company is in the process of evaluating the impact on its consolidated financial statements, as well as the impact of adoption on policies, practices, systems and financial statement disclosures. As of December 31, 2021, the Company has US$66,667 of future minimum operating lease commitments that are not currently recognized on its consolidated balance sheets (see note 15).

In January 2017, the FASB issued ASU 2017-04, ASC Topic 350 “Intangibles—Goodwill and Other: Simplifying the Test for Goodwill Impairment.” The standard eliminates the requirement to measure the implied fair value of goodwill by assigning the fair value of a reporting unit to all assets and liabilities within that unit (“the Step 2 test”) from the goodwill impairment test. Instead, if the carrying amount of a reporting unit exceeds its fair value, an impairment loss is recognized in an amount equal to that excess, limited by the amount of goodwill in that reporting unit. The standard will become effective for fiscal years beginning after December 15, 2022 and must be applied to any annual or interim goodwill impairment assessments after that date. Early adoption is permitted. The Company is currently assessing the impact of the adoption of this standard on its consolidated financial statements.

In August 2018, the FASB issued ASU No. 2018-13, Fair Value Measurement (“ASU 2018-13”). ASU 2018-13 modifies the disclosure requirements for fair value measurements by removing, modifying, or adding certain disclosures. The amendments in ASU 2018-13 will be effective for us beginning after January 1, 2020 including interim periods within the year. Early adoption is permitted. An entity is permitted to early adopt any removed or modified disclosures upon issuance of ASU No. 2018-13 and delay adoption of the additional disclosures until their effective date. We do not expect the amendments of this guidance to have a material impact on our consolidated financial statements.

In October 2018, the FASB issued ASU No. 2018-17, Consolidation (Topic 810): Targeted Improvements to Related Party Guidance for Variable Interest Entities: The amendments in this ASU are effective for public business entities with fiscal years beginning after December 15, 2019, and interim periods within those fiscal years. The amendments are also effective for private entities with fiscal years beginning after December 15, 2020, and interim periods within fiscal years beginning after December 15, 2021.All entities are required to apply the amendments in this ASU retrospectively with a cumulative-effect adjustment to retained earnings at the beginning of the earliest period presented. Early adoption is permitted. The Company is in the process of evaluating the impact on its consolidated financial statements upon adoption.

In December 2019, the FASB issued ASU 2019-12, Simplifying the Accounting for Income Taxes, as part of its Simplification Initiative to reduce the cost and complexity in accounting for income taxes. ASU 2019-12 removes certain exceptions related to the approach for intraperiod tax allocation, the methodology for calculating income taxes in an interim period and the recognition of deferred tax liabilities for outside basis differences. ASU 2019-12 also amends other aspects of the guidance to help simplify and promote consistent application of GAAP. The guidance is effective for interim and annual periods beginning after December 15, 2020, with early adoption permitted. We early adopted ASU 2019-12 in the fourth quarter of 2020. The impact of adoption of this standard on our consolidated financial statements, including accounting policies, processes, and systems, was not material.

In January 2020, the FASB issued ASU 2020-01, Investments-Equity Securities (Topic 321), Investments-Equity Method and Joint Ventures (Topic 323), and Derivatives and Hedging (Topic 815), which clarifies the interaction between the accounting for equity securities under Topic 321, the accounting for equity method investments in Topic 323, and the accounting for certain forward contracts and purchased options in Topic 815. The guidance is effective for interim and annual periods beginning after December 15, 2020, with early adoption permitted. Effective January 1, 2021, we adopted this standard on a prospective basis. We do not expect the adoption of this guidance to have a material impact on our consolidated financial statements, including accounting policies, processes, and systems.

In August 2020, the Financial Accounting Standards Board (“FASB”) issued Accounting Standards Update (“ASU”) 2020-06, Debt—Debt with Conversion and Other Options (Subtopic 470-20) and Derivatives and Hedging—Contracts in Entity’s Own Equity (Subtopic 815-40): Accounting for Convertible Instruments and Contracts in an Entity’s Own Equity. Under ASU 2020-06, the embedded conversion features are no longer separated from the host contract for convertible instruments with conversion features that are not required to be accounted for as derivatives under Topic 815, or that do not result in substantial premiums accounted for as paid-in capital. Consequently, a convertible debt instrument will be accounted for as a single liability measured at its amortized cost, as long as no other features require bifurcation and recognition as derivatives. The new guidance also requires the if-converted method to be applied for all convertible instruments. ASU 2020-06 is effective for fiscal years beginning after December 15, 2021, with early adoption permitted. Adoption of the standard requires using either a modified retrospective or a full retrospective approach. Effective January 1, 2021, we early adopted ASU 2020-06 using the modified retrospective approach. The impact of adoption of this standard on our consolidated financial statements, including accounting policies, process, and systems, was nil.